CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated deficits [Member]	Accumulated other comprehensive income [Member]	Treasury stock, at cost [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2015	$ 178,712,715	$ 890,185	$ 161,308,330	$ (126,349,246)	$ 162,580,400	$ (20,109,451)	$ 178,320,218	$ 392,497
Balance (in shares) at Dec. 31, 2015		89,018,518				(12,487,383)
Net income (loss)	3,408,663	$ 0	0	3,438,370	0	$ 0	3,438,370	(29,707)
Foreign currency translation adjustments	(27,222,102)	0	0	0	(27,198,445)	0	(27,198,445)	(23,657)
Net unrealized loss of available-for-sale securities	(54,516,694)	0	0	0	(54,516,694)	0	(54,516,694)	0
Exercise of restricted share units	0	$ 28,000	(28,000)	0	0	$ 0	0	0
Exercise of restricted share units (in shares)		2,800,000				0
Share-based compensation	658,000		658,000				658,000
Share buy-back	(1,530,895)			0	0	$ (1,530,895)	(1,530,895)	0
Share buy-back (in shares)						(3,924,260)
Balance at Dec. 31, 2016	99,509,687	$ 918,185	161,938,330	(122,910,876)	80,865,261	$ (21,640,346)	99,170,554	339,133
Balance (in shares) at Dec. 31, 2016		91,818,518				(16,411,643)
Net income (loss)	12,379,846	$ 0	0	12,384,303	0	$ 0	12,384,303	(4,457)
Foreign currency translation adjustments	11,167,377	0	(1)	0	11,146,614	0	11,146,613	20,764
Net unrealized loss of available-for-sale securities	(31,042,912)	0	0	0	(31,042,912)	0	(31,042,912)	0
Exercise of restricted share units	0	$ 659	(659)	0	0	$ 0	0	0
Exercise of restricted share units (in shares)		65,884				0
Share-based compensation	25,000	$ 0	25,000	0	0	$ 0	25,000	0
Share buy-back	(4,694,950)	0	0	0	0	$ (4,694,950)	(4,694,950)	0
Share buy-back (in shares)						(21,869,949)
Balance at Dec. 31, 2017	$ 87,344,048	$ 918,844	161,962,670	(110,526,573)	60,968,963	$ (26,335,296)	86,988,608	355,440
Balance (in shares) at Dec. 31, 2017	91,884,402	91,884,402				(38,281,592)
Net income (loss)	$ 31,122,748	$ 0	0	31,127,184	0	$ 0	31,127,184	(4,436)
Dividend appropriation	(40,000,020)	0	(40,000,020)	0	0	0	(40,000,020)	0
Foreign currency translation adjustments	(988,967)	0	0	0	(972,089)	0	(972,089)	(16,878)
Net unrealized loss of available-for-sale securities	(3,489,480)	0	0	0	(3,489,480)	0	(3,489,480)	0
Share buy-back	(1,985,028)	0	0	0	0	$ (1,985,028)	(1,985,028)	0
Share buy-back (in shares)						(1,983,592)
Balance at Dec. 31, 2018	$ 72,003,301	$ 918,844	$ 121,962,650	$ (79,399,389)	$ 56,507,394	$ (28,320,324)	$ 71,669,175	$ 334,126
Balance (in shares) at Dec. 31, 2018	91,884,402	91,884,402				(40,265,184)